Loan and Interest expense (Details Narrative)	1 Months Ended
	Apr. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) Integer	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
Loan amount		$ 3,000,000
Interest rate, stated percentage		12.00%
Number of units acquired | Integer		2,850
Repayments of loan	$ 125,000
Interest paid on debt	$ 30,000
Long-term loans			$ 375,000
Short-term loans			$ 1,500,000